Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-89.99%
Acadia Pharmaceuticals, Inc.(b)	462,030	$8,792,431
Alkermes PLC(b)(c)	298,626	8,552,649
Amgen, Inc.	44,670	11,274,709
Amicus Therapeutics, Inc.(b)(c)	642,178	8,374,001
Avid Bioservices, Inc.(b)(c)	489,152	7,743,276
Biogen, Inc.(b)	42,368	12,324,851
BioMarin Pharmaceutical, Inc.(b)	145,315	16,762,085
Catalyst Pharmaceuticals, Inc.(b)	448,989	6,954,840
Dynavax Technologies Corp.(b)(c)	543,461	6,184,586
Emergent BioSolutions, Inc.(b)(c)	568,161	7,494,044
Exelixis, Inc.(b)	413,942	7,293,658
Gilead Sciences, Inc.	153,468	12,882,104
Halozyme Therapeutics, Inc.(b)	132,222	6,845,133
Incyte Corp.(b)	165,692	14,107,017
Ionis Pharmaceuticals, Inc.(b)(c)	162,445	6,476,682
Ironwood Pharmaceuticals, Inc.(b)(c)	601,352	6,927,575
Myriad Genetics, Inc.(b)	368,021	7,257,374
Neurocrine Biosciences, Inc.(b)	106,799	11,847,213
PTC Therapeutics, Inc.(b)(c)	172,918	7,935,207
Regeneron Pharmaceuticals, Inc.(b)	17,421	13,213,306
REGENXBIO, Inc.(b)(c)	322,421	7,483,391
United Therapeutics Corp.(b)	26,452	6,961,373
Veracyte, Inc.(b)	269,430	6,770,776
Vericel Corp.(b)(c)	328,782	9,031,641
Vertex Pharmaceuticals, Inc.(b)	40,787	13,178,280
Xencor, Inc.(b)(c)	240,295	7,910,511
		240,578,713
Health Care Services-2.39%
Fulgent Genetics, Inc.(b)(c)	188,926	6,381,920
Life Sciences Tools & Services-5.42%
QIAGEN N.V.(b)	145,372	7,123,228
Repligen Corp.(b)(c)	39,785	7,372,161
		14,495,389
	Shares	Value
Pharmaceuticals-2.20%
Cassava Sciences, Inc.(b)(c)	210,013	$5,880,364
Total Common Stocks & Other Equity Interests (Cost $244,979,874)		267,336,386
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $181,304)	181,304	181,304
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $245,161,178)		267,517,690
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.14%
Invesco Private Government Fund, 4.36%(d)(e)(f)	13,574,965	13,574,965
Invesco Private Prime Fund, 4.59%(d)(e)(f)	34,907,565	34,918,037
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,491,279)		48,493,002
TOTAL INVESTMENTS IN SECURITIES-118.21% (Cost $293,652,457)		316,010,692
OTHER ASSETS LESS LIABILITIES-(18.21)%		(48,686,865)
NET ASSETS-100.00%		$267,323,827
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,087	$5,955,513	$(5,912,296)	$-	$-	$181,304	$2,250
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Biotechnology & Genome ETF (PBE)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,183,722	$109,661,231	$(112,269,988)	$-	$-	$13,574,965	$345,217*
Invesco Private Prime Fund	37,737,721	228,564,428	(231,400,267)	390	15,765	34,918,037	944,514*
Total	$54,059,530	$344,181,172	$(349,582,551)	$390	$15,765	$48,674,306	$1,291,981

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Building Products-12.29%
Apogee Enterprises, Inc.	59,706	$2,796,629
Carlisle Cos., Inc.	20,707	5,194,558
Janus International Group, Inc.(b)(c)	269,502	2,964,522
Owens Corning	31,453	3,039,933
		13,995,642
Construction & Engineering-9.43%
Comfort Systems USA, Inc.	22,634	2,739,619
Dycom Industries, Inc.(b)	25,738	2,454,633
EMCOR Group, Inc.	18,233	2,703,042
Valmont Industries, Inc.	8,628	2,844,911
		10,742,205
Construction Materials-14.89%
Eagle Materials, Inc.	21,655	3,163,362
Martin Marietta Materials, Inc.	14,574	5,241,393
Summit Materials, Inc., Class A(b)(c)	98,517	3,237,269
Vulcan Materials Co.	29,026	5,321,337
		16,963,361
Electrical Components & Equipment-1.87%
SunPower Corp.(b)(c)	122,039	2,127,140
Forest Products-2.75%
Louisiana-Pacific Corp.(c)	45,937	3,127,850
Gas Utilities-2.49%
Southwest Gas Holdings, Inc.	42,402	2,837,966
Home Improvement Retail-9.24%
Home Depot, Inc. (The)	16,582	5,375,387
Lowe’s Cos., Inc.	24,734	5,150,855
		10,526,242
Homebuilding-37.11%
Cavco Industries, Inc.(b)	13,774	3,665,261
Green Brick Partners, Inc.(b)(c)	123,314	3,847,397
Installed Building Products, Inc.(c)	36,269	3,992,854
Lennar Corp., Class A	61,303	6,277,427
M/I Homes, Inc.(b)	65,429	3,912,654
Meritage Homes Corp.(b)	34,826	3,750,412
NVR, Inc.(b)	1,180	6,218,600
Skyline Champion Corp.(b)	57,406	3,384,084
	Shares	Value
Homebuilding-(continued)
Taylor Morrison Home Corp., Class A(b)	102,625	$3,673,975
Tri Pointe Homes, Inc.(b)	160,210	3,539,039
		42,261,703
Research & Consulting Services-2.28%
NV5 Global, Inc.(b)(c)	19,447	2,592,091
Specialized Consumer Services-2.91%
frontdoor, inc.(b)(c)	121,829	3,311,312
Specialty Stores-4.73%
Tractor Supply Co.	23,620	5,385,124
Total Common Stocks & Other Equity Interests (Cost $106,548,181)		113,870,636
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $102,610)	102,610	102,610
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $106,650,791)		113,973,246
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.27%
Invesco Private Government Fund, 4.36%(d)(e)(f)	4,867,229	4,867,229
Invesco Private Prime Fund, 4.59%(d)(e)(f)	12,514,427	12,518,181
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,384,566)		17,385,410
TOTAL INVESTMENTS IN SECURITIES-115.35% (Cost $124,035,357)		131,358,656
OTHER ASSETS LESS LIABILITIES-(15.35)%		(17,479,873)
NET ASSETS-100.00%		$113,878,783
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$142,552	$7,375,785	$(7,415,727)	$-	$-	$102,610	$3,381
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Building & Construction ETF (PKB)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$834,839	$34,175,758	$(30,143,368)	$-	$-	$4,867,229	$85,491*
Invesco Private Prime Fund	1,948,889	84,858,388	(74,292,464)	844	2,524	12,518,181	232,858*
Total	$2,926,280	$126,409,931	$(111,851,559)	$844	$2,524	$17,488,020	$321,730

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Gas Utilities-2.70%
National Fuel Gas Co.	142,535	$8,275,582
Integrated Oil & Gas-4.95%
Occidental Petroleum Corp.	234,141	15,169,995
Oil & Gas Exploration & Production-65.87%
Antero Resources Corp.(b)	266,302	7,680,150
APA Corp.	196,371	8,705,126
California Resources Corp.(c)	199,117	8,508,269
Callon Petroleum Co.(b)(c)	214,966	9,146,803
Chord Energy Corp.(c)	58,694	8,412,611
Civitas Resources, Inc.	139,854	9,307,284
Comstock Resources, Inc.(c)	517,311	6,285,329
ConocoPhillips	130,497	15,903,669
Devon Energy Corp.	239,629	15,154,138
Diamondback Energy, Inc.(c)	58,248	8,511,198
EOG Resources, Inc.	119,749	15,836,805
Marathon Oil Corp.	295,440	8,115,737
Matador Resources Co.(c)	134,447	8,895,014
Ovintiv, Inc.	167,091	8,225,890
PDC Energy, Inc.(c)	120,681	8,173,724
Pioneer Natural Resources Co.	68,306	15,734,287
SM Energy Co.(c)	204,944	6,736,509
Southwestern Energy Co.(b)	1,370,411	7,564,669
Talos Energy, Inc.(b)(c)	453,393	8,981,715
Vital Energy, Inc.(b)(c)	144,270	8,119,516
W&T Offshore, Inc.(b)(c)	1,278,024	7,949,309
		201,947,752
Oil & Gas Refining & Marketing-26.47%
CVR Energy, Inc.(c)	226,590	7,522,788
Delek US Holdings, Inc.	267,320	7,153,483
HF Sinclair Corp.(c)	142,807	8,125,718
Marathon Petroleum Corp.	137,667	17,692,963
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
PBF Energy, Inc., Class A(c)	198,500	$8,335,015
Phillips 66	153,070	15,348,329
Valero Energy Corp.	121,216	16,973,877
		81,152,173
Total Common Stocks & Other Equity Interests (Cost $311,062,722)		306,545,502
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $203,254)	203,254	203,254
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $311,265,976)		306,748,756
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.90%
Invesco Private Government Fund, 4.36%(d)(e)(f)	11,933,674	11,933,674
Invesco Private Prime Fund, 4.59%(d)(e)(f)	30,682,973	30,692,178
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,625,615)		42,625,852
TOTAL INVESTMENTS IN SECURITIES-113.96% (Cost $353,891,591)		349,374,608
OTHER ASSETS LESS LIABILITIES-(13.96)%		(42,800,406)
NET ASSETS-100.00%		$306,574,202
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$340,711	$21,915,001	$(22,052,458)	$-	$-	$203,254	$4,591
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,513,827	143,146,064	(142,726,217)	-	-	11,933,674	269,308*
Invesco Private Prime Fund	26,845,754	379,816,126	(375,973,735)	(2,267)	6,300	30,692,178	737,463*
Total	$38,700,292	$544,877,191	$(540,752,410)	$(2,267)	$6,300	$42,829,106	$1,011,362

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Energy Exploration & Production ETF (PXE)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Agricultural Products-7.31%
Archer-Daniels-Midland Co.	187,753	$15,555,336
Fresh Del Monte Produce, Inc.	356,031	10,182,487
		25,737,823
Brewers-2.72%
Molson Coors Beverage Co., Class B	182,146	9,577,237
Distillers & Vintners-2.25%
MGP Ingredients, Inc.(b)	81,297	7,929,709
Food Distributors-16.27%
Chefs’ Warehouse, Inc. (The)(b)(c)	266,103	10,173,118
Performance Food Group Co.(c)	167,230	10,254,543
SpartanNash Co.	305,191	9,668,451
Sysco Corp.	210,028	16,268,769
US Foods Holding Corp.(c)	286,863	10,938,086
		57,302,967
Food Retail-15.72%
Albertsons Cos., Inc., Class A	474,877	10,067,392
Ingles Markets, Inc., Class A	100,162	9,515,390
Kroger Co. (The)	370,178	16,521,044
Sprouts Farmers Market, Inc.(b)(c)	296,550	9,474,773
Weis Markets, Inc.(b)	113,582	9,806,670
		55,385,269
Packaged Foods & Meats-39.72%
Cal-Maine Foods, Inc.	182,308	10,431,664
Campbell Soup Co.	188,999	9,814,718
General Mills, Inc.	220,469	17,275,951
Hershey Co. (The)	79,325	17,816,395
Hostess Brands, Inc.(b)(c)	361,583	8,363,415
Kellogg Co.	138,001	9,464,109
Kraft Heinz Co. (The)	468,895	19,004,314
Lamb Weston Holdings, Inc.	115,977	11,584,942
Pilgrim’s Pride Corp.(b)(c)	384,700	9,340,516
	Shares	Value
Packaged Foods & Meats-(continued)
Post Holdings, Inc.(c)	109,555	$10,402,247
SunOpta, Inc. (Canada)(c)	778,937	6,363,915
Tootsie Roll Industries, Inc.(b)	224,172	10,027,214
		139,889,400
Restaurants-6.45%
Arcos Dorados Holdings, Inc., Class A (Brazil)	1,336,699	11,361,941
Yum China Holdings, Inc. (China)	184,516	11,368,031
		22,729,972
Soft Drinks-9.57%
Keurig Dr Pepper, Inc.	477,418	16,843,307
PepsiCo, Inc.	98,522	16,849,233
		33,692,540
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $342,748,618)		352,244,917
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.61%
Invesco Private Government Fund, 4.36%(d)(e)(f)	6,519,587	6,519,587
Invesco Private Prime Fund, 4.59%(d)(e)(f)	16,762,603	16,767,631
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,286,478)		23,287,218
TOTAL INVESTMENTS IN SECURITIES-106.62% (Cost $366,035,096)		375,532,135
OTHER ASSETS LESS LIABILITIES-(6.62)%		(23,323,462)
NET ASSETS-100.00%		$352,208,673
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$364,851	$17,525,113	$(17,889,964)	$-	$-	$-	$2,463
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,654,821	74,987,254	(80,122,488)	-	-	6,519,587	192,882*
Invesco Private Prime Fund	27,185,071	153,868,264	(164,298,064)	740	11,620	16,767,631	534,267*
Total	$39,204,743	$246,380,631	$(262,310,516)	$740	$11,620	$23,287,218	$729,612

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Food & Beverage ETF (PBJ)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Airlines-10.01%
Copa Holdings S.A., Class A (Panama)(b)(c)	153,041	$14,092,015
Southwest Airlines Co.	596,257	21,328,113
United Airlines Holdings, Inc.(b)	283,313	13,871,005
		49,291,133
Broadcasting-5.89%
Fox Corp., Class A	401,428	13,624,466
Paramount Global, Class B(c)	664,774	15,396,166
		29,020,632
Casinos & Gaming-15.70%
Boyd Gaming Corp.	205,456	12,801,963
Churchill Downs, Inc.	55,851	13,856,633
International Game Technology PLC(c)	507,368	13,419,883
Light & Wonder, Inc.(b)(c)	192,027	12,529,762
Monarch Casino & Resort, Inc.(b)(c)	150,137	11,503,497
Red Rock Resorts, Inc., Class A	293,962	13,231,230
		77,342,968
Food Distributors-7.03%
Sysco Corp.	267,315	20,706,220
US Foods Holding Corp.(b)	365,473	13,935,485
		34,641,705
Hotels, Resorts & Cruise Lines-13.46%
Hilton Grand Vacations, Inc.(b)	294,628	13,953,582
Hyatt Hotels Corp., Class A(b)(c)	129,575	14,139,224
Marriott International, Inc., Class A	140,548	24,480,651
Marriott Vacations Worldwide Corp.(c)	85,874	13,743,275
		66,316,732
Interactive Media & Services-2.95%
TripAdvisor, Inc.(b)(c)	623,589	14,529,624
Movies & Entertainment-14.51%
Liberty Media Corp.-Liberty Formula One, Class C(b)	214,954	15,218,743
Live Nation Entertainment, Inc.(b)(c)	343,442	27,643,646
Madison Square Garden Sports Corp., Class A	83,540	15,190,914
World Wrestling Entertainment, Inc., Class A(c)	158,382	13,402,285
		71,455,588
	Shares	Value
Restaurants-30.48%
Arcos Dorados Holdings, Inc., Class A (Brazil)	1,702,811	$14,473,893
Bloomin’ Brands, Inc.	529,204	12,833,197
Chipotle Mexican Grill, Inc.(b)	15,142	24,929,486
Darden Restaurants, Inc.	154,381	22,843,757
First Watch Restaurant Group, Inc.(b)(c)	838,989	13,591,622
McDonald’s Corp.	83,230	22,255,702
Texas Roadhouse, Inc.(c)	126,649	12,719,359
Yum China Holdings, Inc. (China)	430,469	26,521,195
		150,168,211
Total Common Stocks & Other Equity Interests (Cost $482,892,150)		492,766,593
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $89,912)	89,912	89,912
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $482,982,062)		492,856,505
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.21%
Invesco Private Government Fund, 4.36%(d)(e)(f)	25,113,545	25,113,545
Invesco Private Prime Fund, 4.59%(d)(e)(f)	64,571,997	64,591,368
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,703,725)		89,704,913
TOTAL INVESTMENTS IN SECURITIES-118.26% (Cost $572,685,787)		582,561,418
OTHER ASSETS LESS LIABILITIES-(18.26)%		(89,956,397)
NET ASSETS-100.00%		$492,605,021
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$98,141,030	$(98,051,118)	$-	$-	$89,912	$9,208
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Leisure and Entertainment ETF (PEJ)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$33,799,807	$279,923,480	$(288,609,742)	$-	$-	$25,113,545	$579,043*
Invesco Private Prime Fund	78,835,195	602,561,905	(616,837,601)	6	31,863	64,591,368	1,573,686*
Investments in Other Affiliates:
Manchester United PLC, Class A	41,148,669	2,411,581	(40,351,378)	3,718,614	(6,927,486)	-	-
Total	$153,783,671	$983,037,996	$(1,043,849,839)	$3,718,620	$(6,895,623)	$89,794,825	$2,161,937

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Advertising-14.92%
Advantage Solutions, Inc.(b)(c)	341,242	$883,817
Interpublic Group of Cos., Inc. (The)(c)	27,218	992,368
Omnicom Group, Inc.	21,394	1,839,670
Stagwell, Inc.(b)(c)	113,176	794,495
TechTarget, Inc.(b)	19,662	973,859
		5,484,209
Broadcasting-21.58%
E.W. Scripps Co. (The), Class A(b)(c)	64,533	964,768
Fox Corp., Class A	53,398	1,812,328
Gray Television, Inc.	81,824	1,060,439
iHeartMedia, Inc., Class A(b)(c)	116,996	906,719
Nexstar Media Group, Inc., Class A	5,270	1,079,138
Paramount Global, Class B(c)	48,278	1,118,119
Sinclair Broadcast Group, Inc., Class A(c)	48,046	991,189
		7,932,700
Cable & Satellite-4.07%
Sirius XM Holdings, Inc.(c)	258,468	1,496,530
Interactive Media & Services-27.34%
Cargurus, Inc.(b)(c)	67,736	1,195,540
Getty Images Holdings, Inc.(b)(c)	161,739	1,028,660
Meta Platforms, Inc., Class A(b)	14,740	2,195,818
Pinterest, Inc., Class A(b)	67,744	1,780,990
Rumble Inc.(b)(c)	90,359	908,108
Yelp, Inc.(b)(c)	30,456	959,669
Ziff Davis, Inc.(b)	10,167	909,743
ZipRecruiter, Inc., Class A(b)(c)	54,566	1,071,676
		10,050,204
IT Consulting & Other Services-4.50%
Gartner, Inc.(b)	4,891	1,653,843
Movies & Entertainment-19.60%
Lions Gate Entertainment Corp., Class A(b)(c)	131,901	1,051,251
	Shares	Value
Movies & Entertainment-(continued)
Netflix, Inc.(b)	5,736	$2,029,741
Walt Disney Co. (The)(b)	17,992	1,951,952
Warner Music Group Corp., Class A(c)	32,904	1,199,351
World Wrestling Entertainment, Inc., Class A(c)	11,494	972,622
		7,204,917
Publishing-7.89%
John Wiley & Sons, Inc., Class A(c)	19,267	882,428
News Corp., Class A	50,526	1,023,657
Scholastic Corp.	22,522	996,373
		2,902,458
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $41,602,800)		36,724,861
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.66%
Invesco Private Government Fund, 4.36%(d)(e)(f)	3,156,109	3,156,109
Invesco Private Prime Fund, 4.59%(d)(e)(f)	8,114,820	8,117,254
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,273,014)		11,273,363
TOTAL INVESTMENTS IN SECURITIES-130.56% (Cost $52,875,814)		47,998,224
OTHER ASSETS LESS LIABILITIES-(30.56)%		(11,235,876)
NET ASSETS-100.00%		$36,762,348
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,837	$563,654	$(649,491)	$-	$-	$-	$1,202
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,846,466	18,841,046	(17,531,403)	-	-	3,156,109	49,250*
Invesco Private Prime Fund	4,304,883	36,911,622	(33,101,854)	317	2,286	8,117,254	132,749*
Total	$6,237,186	$56,316,322	$(51,282,748)	$317	$2,286	$11,273,363	$183,201

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Media ETF (PBS)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Application Software-9.22%
Dynatrace, Inc.(b)	23,097	$887,618
ForgeRock, Inc., Class A(b)	38,484	764,292
New Relic, Inc.(b)	16,471	1,005,555
		2,657,465
Communications Equipment-39.66%
Arista Networks, Inc.(b)	6,238	786,113
Calix, Inc.(b)	12,104	637,155
Cisco Systems, Inc.	32,420	1,577,881
Clearfield, Inc.(b)(c)	7,166	512,082
CommScope Holding Co., Inc.(b)	92,665	778,386
Digi International, Inc.(b)(c)	20,349	691,663
Extreme Networks, Inc.(b)(c)	44,339	799,432
Harmonic, Inc.(b)(c)	57,490	757,143
Infinera Corp.(b)(c)	130,619	956,131
Juniper Networks, Inc.	26,769	864,639
Motorola Solutions, Inc.	5,892	1,514,303
NetScout Systems, Inc.(b)	22,615	725,941
Ubiquiti, Inc.(c)	2,839	829,442
		11,430,311
Electronic Components-8.30%
Amphenol Corp., Class A	19,438	1,550,569
Belden, Inc.(c)	10,386	842,201
		2,392,770
Systems Software-37.71%
A10 Networks, Inc.(c)	47,936	742,049
Check Point Software Technologies Ltd. (Israel)(b)	6,537	831,506
Crowdstrike Holdings, Inc., Class A(b)	11,147	1,180,467
CyberArk Software Ltd.(b)	5,676	799,635
Fortinet, Inc.(b)(c)	29,710	1,555,022
Palo Alto Networks, Inc.(b)(c)	9,251	1,467,579
Qualys, Inc.(b)(c)	6,817	786,409
	Shares	Value
Systems Software-(continued)
SolarWinds Corp.(b)	98,727	$1,003,066
Tenable Holdings, Inc.(b)	21,725	873,997
VMware, Inc., Class A(b)	13,292	1,627,871
		10,867,601
Technology Hardware, Storage & Peripherals-5.13%
Apple, Inc.	10,241	1,477,674
Total Common Stocks & Other Equity Interests (Cost $28,570,058)		28,825,821
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $73,233)	73,233	73,233
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $28,643,291)		28,899,054
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.45%
Invesco Private Government Fund, 4.36%(d)(e)(f)	1,730,737	1,730,737
Invesco Private Prime Fund, 4.59%(d)(e)(f)	4,450,171	4,451,506
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,182,243)		6,182,243
TOTAL INVESTMENTS IN SECURITIES-121.73% (Cost $34,825,534)		35,081,297
OTHER ASSETS LESS LIABILITIES-(21.73)%		(6,261,411)
NET ASSETS-100.00%		$28,819,886
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,355	$1,126,800	$(1,094,922)	$-	$-	$73,233	$1,496
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,436,610	25,488,369	(25,194,242)	-	-	1,730,737	37,851*
Invesco Private Prime Fund	3,350,983	52,288,822	(51,189,983)	-	1,684	4,451,506	102,401*
Total	$4,828,948	$78,903,991	$(77,479,147)	$-	$1,684	$6,255,476	$141,748

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Networking ETF (PXQ)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Oil & Gas Drilling-21.82%
Diamond Offshore Drilling, Inc.(b)(c)	238,895	$2,737,737
Helmerich & Payne, Inc.	78,241	3,789,994
Nabors Industries Ltd.(b)(c)	13,402	2,379,391
Patterson-UTI Energy, Inc.	123,505	2,074,884
Transocean Ltd.(b)(c)	554,019	3,734,088
Valaris Ltd.(b)	62,741	4,557,506
		19,273,600
Oil & Gas Equipment & Services-66.30%
Archrock, Inc.	272,114	2,696,650
Baker Hughes Co., Class A	144,395	4,583,097
Cactus, Inc., Class A	41,535	2,247,459
ChampionX Corp.	133,843	4,419,496
Expro Group Holdings N.V.(b)	128,877	2,434,487
Halliburton Co.	114,542	4,721,421
Helix Energy Solutions Group, Inc.(b)	344,278	2,730,125
Liberty Energy, Inc., Class A(c)	136,350	2,158,420
NexTier Oilfield Solutions, Inc.(b)	223,066	2,101,282
NOV, Inc.	185,696	4,538,410
Oceaneering International, Inc.(b)	152,320	3,252,032
ProPetro Holding Corp.(b)	207,953	2,069,132
RPC, Inc.	237,580	2,356,794
Schlumberger Ltd.	78,597	4,478,457
TechnipFMC PLC (United Kingdom)(b)(c)	351,642	4,884,307
Tidewater, Inc.(b)	75,728	3,286,595
USA Compression Partners L.P.	124,764	2,582,615
Weatherford International PLC(b)	53,423	3,038,700
		58,579,479
Oil & Gas Storage & Transportation-11.83%
DHT Holdings, Inc.	219,368	1,879,984
Frontline PLC (Norway)(c)	15,901	219,911
Golar LNG Ltd. (Cameroon)(b)	95,127	2,229,777
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
International Seaways, Inc.	51,115	$1,985,307
Scorpio Tankers, Inc. (Monaco)	44,392	2,125,045
Teekay Tankers Ltd., Class A (Canada)(b)(c)	65,682	2,015,780
		10,455,804
Total Common Stocks & Other Equity Interests (Cost $77,439,514)		88,308,883
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $99,682)	99,682	99,682
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $77,539,196)		88,408,565
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.74%
Invesco Private Government Fund, 4.36%(d)(e)(f)	1,666,110	1,666,110
Invesco Private Prime Fund, 4.59%(d)(e)(f)	4,283,885	4,285,171
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,951,393)		5,951,281
TOTAL INVESTMENTS IN SECURITIES-106.80% (Cost $83,490,589)		94,359,846
OTHER ASSETS LESS LIABILITIES-(6.80)%		(6,007,023)
NET ASSETS-100.00%		$88,352,823
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,244	$1,231,483	$(1,258,045)	$-	$-	$99,682	$1,711
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,339,810	27,172,202	(30,845,902)	-	-	1,666,110	38,070*
Invesco Private Prime Fund	12,457,065	56,081,917	(64,253,529)	(313)	31	4,285,171	102,290*
Total	$17,923,119	$84,485,602	$(96,357,476)	$(313)	$31	$6,050,963	$142,071

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Oil & Gas Services ETF (PXJ)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-39.59%
AbbVie, Inc.	134,533	$19,877,251
Amgen, Inc.	72,575	18,317,930
Biogen, Inc.(b)	35,402	10,298,442
Emergent BioSolutions, Inc.(b)(c)	870,359	11,480,035
Gilead Sciences, Inc.	249,341	20,929,684
Horizon Therapeutics PLC(b)	140,609	15,427,619
OmniAb, Inc.(b)(d)	39,023	0
OmniAb, Inc., Class A(b)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.(b)	14,554	11,038,772
Travere Therapeutics, Inc.(b)(c)	517,761	11,597,846
United Therapeutics Corp.(b)	40,522	10,664,175
		129,631,754
Health Care Equipment-6.78%
Abbott Laboratories	200,732	22,190,923
Pharmaceuticals-53.56%
Amphastar Pharmaceuticals, Inc.(b)(c)	377,565	11,425,117
Bausch Health Cos., Inc.(b)(c)	1,057,478	8,142,581
Corcept Therapeutics, Inc.(b)	404,483	9,246,482
Eli Lilly and Co.	57,649	19,839,903
Jazz Pharmaceuticals PLC(b)(c)	72,855	11,413,464
Johnson & Johnson	118,331	19,337,652
Ligand Pharmaceuticals, Inc.(b)(c)	138,628	9,662,372
Merck & Co., Inc.	200,037	21,485,974
Pacira BioSciences, Inc.(b)(c)	218,655	8,586,582
Perrigo Co. PLC	336,561	12,594,113
Pfizer, Inc.	432,302	19,090,456
Prestige Consumer Healthcare, Inc.(b)(c)	179,462	11,801,421
Supernus Pharmaceuticals, Inc.(b)(c)	310,537	12,735,122
		175,361,239
Total Common Stocks & Other Equity Interests (Cost $283,939,324)		327,183,916
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $99,298)	99,298	$99,298
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $284,038,622)		327,283,214
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.51%
Invesco Private Government Fund, 4.36%(e)(f)(g)	6,887,503	6,887,503
Invesco Private Prime Fund, 4.59%(e)(f)(g)	17,708,763	17,714,075
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,602,182)		24,601,578
TOTAL INVESTMENTS IN SECURITIES-107.47% (Cost $308,640,804)		351,884,792
OTHER ASSETS LESS LIABILITIES-(7.47)%		(24,462,435)
NET ASSETS-100.00%		$327,422,357
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$137,871	$3,765,334	$(3,803,907)	$-	$-	$99,298	$2,695
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Pharmaceuticals ETF (PJP)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,280,630	$89,524,698	$(100,917,825)	$-	$-	$6,887,503	$171,014*
Invesco Private Prime Fund	42,636,270	193,060,389	(217,988,122)	(877)	6,415	17,714,075	466,499*
Total	$61,054,771	$286,350,421	$(322,709,854)	$(877)	$6,415	$24,700,876	$640,208

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Electronic Components-2.55%
Vishay Intertechnology, Inc.	580,660	$13,291,307
Semiconductor Equipment-29.66%
Amkor Technology, Inc.	467,435	13,677,148
Applied Materials, Inc.	232,131	25,880,285
Axcelis Technologies, Inc.(b)	173,085	19,030,696
Cohu, Inc.(b)(c)	371,957	13,420,209
KLA Corp.	35,222	13,823,930
Kulicke & Soffa Industries, Inc. (Singapore)(c)	274,123	14,007,685
Lam Research Corp.	29,028	14,516,903
Onto Innovation, Inc.(b)(c)	166,269	13,077,057
Photronics, Inc.(b)	696,972	12,629,133
Teradyne, Inc.(c)	142,697	14,512,285
		154,575,331
Semiconductors-67.79%
Allegro MicroSystems, Inc. (Japan)(b)(c)	449,217	17,146,613
Analog Devices, Inc.	150,167	25,749,135
Broadcom, Inc.	47,179	27,600,187
Cirrus Logic, Inc.(b)(c)	172,830	15,622,104
Diodes, Inc.(b)	151,024	13,469,831
GLOBALFOUNDRIES, Inc.(b)(c)	196,537	11,650,713
Impinj, Inc.(b)(c)	115,319	14,966,100
Intel Corp.	813,647	22,993,664
Lattice Semiconductor Corp.(b)	197,414	14,962,007
MACOM Technology Solutions Holdings, Inc.(b)(c)	191,954	12,864,757
MaxLinear, Inc.(b)(c)	372,374	15,341,809
Microchip Technology, Inc.	178,726	13,872,712
Micron Technology, Inc.	414,877	25,017,083
NVIDIA Corp.	157,725	30,814,733
NXP Semiconductors N.V. (China)	77,102	14,210,670
ON Semiconductor Corp.(b)	182,948	13,437,531
	Shares	Value
Semiconductors-(continued)
QUALCOMM, Inc.	196,236	$26,140,597
Texas Instruments, Inc.	138,738	24,585,761
Tower Semiconductor Ltd. (Israel)(b)	306,795	12,820,963
		353,266,970
Total Common Stocks & Other Equity Interests (Cost $492,769,433)		521,133,608
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $190,746)	190,746	190,746
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $492,960,179)		521,324,354
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.08%
Invesco Private Government Fund, 4.36%(d)(e)(f)	22,007,019	22,007,019
Invesco Private Prime Fund, 4.59%(d)(e)(f)	56,583,505	56,600,480
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,603,728)		78,607,499
TOTAL INVESTMENTS IN SECURITIES-115.12% (Cost $571,563,907)		599,931,853
OTHER ASSETS LESS LIABILITIES-(15.12)%		(78,805,725)
NET ASSETS-100.00%		$521,126,128
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,354	$4,053,293	$(3,976,901)	$-	$-	$190,746	$4,351
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,548,793	191,307,857	(180,849,631)	-	-	22,007,019	442,589*
Invesco Private Prime Fund	26,909,169	406,752,590	(377,083,489)	2,511	19,699	56,600,480	1,212,504*
Total	$38,572,316	$602,113,740	$(561,910,021)	$2,511	$19,699	$78,798,245	$1,659,444

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Semiconductors ETF (PSI)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Advertising-8.45%
Perion Network Ltd. (Israel)(b)	197,072	$6,601,912
Trade Desk, Inc. (The), Class A(b)	187,364	9,499,355
		16,101,267
Application Software-42.54%
Agilysys, Inc.(b)(c)	77,161	6,447,573
Box, Inc., Class A(b)	178,221	5,701,290
Cadence Design Systems, Inc.(b)	56,509	10,331,540
Consensus Cloud Solutions, Inc.(b)(c)	81,749	4,804,389
EngageSmart, Inc.(b)(c)	297,626	5,863,232
Fair Isaac Corp.(b)(c)	8,827	5,878,341
Instructure Holdings, Inc.(b)(c)	215,984	5,838,048
Manhattan Associates, Inc.(b)(c)	41,850	5,455,566
Model N, Inc.(b)(c)	130,992	5,195,143
Paycor HCM, Inc.(b)(c)	190,360	4,779,940
Paylocity Holding Corp.(b)(c)	24,529	5,109,145
PowerSchool Holdings, Inc., Class A(b)(c)	256,243	5,770,592
SPS Commerce, Inc.(b)(c)	39,371	5,357,606
Vertex, Inc., Class A(b)	334,853	4,520,515
		81,052,920
Communications Equipment-2.29%
NetScout Systems, Inc.(b)(c)	136,109	4,369,099
Data Processing & Outsourced Services-2.68%
CSG Systems International, Inc.(c)	85,515	5,102,680
Health Care Technology-5.16%
NextGen Healthcare, Inc.(b)(c)	252,177	4,796,407
Veradigm, Inc.(b)(c)	280,708	5,027,480
		9,823,887
Interactive Home Entertainment-15.64%
Activision Blizzard, Inc.	125,845	9,635,952
Electronic Arts, Inc.	71,687	9,224,683
Roblox Corp., Class A(b)(c)	293,982	10,939,070
		29,799,705
Interactive Media & Services-8.17%
Bumble, Inc., Class A(b)(c)	220,096	5,667,472
ZoomInfo Technologies, Inc., Class A(b)(c)	350,436	9,892,808
		15,560,280
	Shares	Value
Semiconductors-2.87%
Rambus, Inc.(b)(c)	135,241	$5,473,203
Systems Software-12.21%
Check Point Software Technologies Ltd. (Israel)(b)	72,125	9,174,300
Fortinet, Inc.(b)(c)	178,813	9,359,072
Qualys, Inc.(b)(c)	41,029	4,733,106
		23,266,478
Total Common Stocks & Other Equity Interests (Cost $187,386,752)		190,549,519
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $10,494)	10,494	10,494
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $187,397,246)		190,560,013
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.73%
Invesco Private Government Fund, 4.36%(d)(e)(f)	7,321,915	7,321,915
Invesco Private Prime Fund, 4.59%(d)(e)(f)	18,825,918	18,831,565
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,151,455)		26,153,480
TOTAL INVESTMENTS IN SECURITIES-113.74% (Cost $213,548,701)		216,713,493
OTHER ASSETS LESS LIABILITIES-(13.74)%		(26,186,177)
NET ASSETS-100.00%		$190,527,316
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,951	$21,559,053	$(21,559,510)	$-	$-	$10,494	$2,927
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Software ETF (PSJ)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,459,301	$100,260,514	$(104,397,900)	$-	$-	$7,321,915	$227,874*
Invesco Private Prime Fund	26,722,975	220,450,772	(228,354,457)	716	11,559	18,831,565	625,597*
Total	$38,193,227	$342,270,339	$(354,311,867)	$716	$11,559	$26,163,974	$856,398

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$267,336,386	$-	$-	$267,336,386
Money Market Funds	181,304	48,493,002	-	48,674,306
Total Investments	$267,517,690	$48,493,002	$-	$316,010,692
Invesco Dynamic Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$113,870,636	$-	$-	$113,870,636
Money Market Funds	102,610	17,385,410	-	17,488,020
Total Investments	$113,973,246	$17,385,410	$-	$131,358,656
Invesco Dynamic Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$306,545,502	$-	$-	$306,545,502
Money Market Funds	203,254	42,625,852	-	42,829,106
Total Investments	$306,748,756	$42,625,852	$-	$349,374,608
Invesco Dynamic Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$352,244,917	$-	$-	$352,244,917
Money Market Funds	-	23,287,218	-	23,287,218
Total Investments	$352,244,917	$23,287,218	$-	$375,532,135
Invesco Dynamic Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$492,766,593	$-	$-	$492,766,593
Money Market Funds	89,912	89,704,913	-	89,794,825
Total Investments	$492,856,505	$89,704,913	$-	$582,561,418

	Level 1	Level 2	Level 3	Total
Invesco Dynamic Media ETF
Investments in Securities
Common Stocks & Other Equity Interests	$36,724,861	$-	$-	$36,724,861
Money Market Funds	-	11,273,363	-	11,273,363
Total Investments	$36,724,861	$11,273,363	$-	$47,998,224
Invesco Dynamic Networking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,825,821	$-	$-	$28,825,821
Money Market Funds	73,233	6,182,243	-	6,255,476
Total Investments	$28,899,054	$6,182,243	$-	$35,081,297
Invesco Dynamic Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$88,308,883	$-	$-	$88,308,883
Money Market Funds	99,682	5,951,281	-	6,050,963
Total Investments	$88,408,565	$5,951,281	$-	$94,359,846
Invesco Dynamic Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$327,183,916	$-	$0	$327,183,916
Money Market Funds	99,298	24,601,578	-	24,700,876
Total Investments	$327,283,214	$24,601,578	$0	$351,884,792
Invesco Dynamic Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$521,133,608	$-	$-	$521,133,608
Money Market Funds	190,746	78,607,499	-	78,798,245
Total Investments	$521,324,354	$78,607,499	$-	$599,931,853
Invesco Dynamic Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$190,549,519	$-	$-	$190,549,519
Money Market Funds	10,494	26,153,480	-	26,163,974
Total Investments	$190,560,013	$26,153,480	$-	$216,713,493